UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2014

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.5%
Hyundai Mobis	2,410	$688,696	(a)

Automobiles - 2.9%
Fuji Heavy Industries Ltd.	12,000	328,151	(a)
Isuzu Motors Ltd.	82,000	485,445	(a)
Tata Motors Ltd., ADR	22,050	614,093
Toyota Motor Corp.	42,000	2,393,992	(a)

Total Automobiles		3,821,681

Hotels, Restaurants & Leisure - 2.3%
Bally Technologies Inc.	14,200	1,041,144	*
Brinker International Inc.	40,600	1,963,416

Total Hotels, Restaurants & Leisure		3,004,560

Media - 5.1%
Comcast Corp., Class A Shares	23,200	1,263,240
ITV PLC	583,466	1,883,750	(a)
Naspers Ltd.	12,074	1,239,680	(a)
Rightmove PLC	15,925	661,892	(a)
Time Warner Cable Inc.	12,500	1,665,875

Total Media		6,714,437

Multiline Retail - 1.6%
Macy’s Inc.	19,800	1,053,360
Next PLC	9,968	1,026,208	(a)

Total Multiline Retail		2,079,568

Specialty Retail - 3.1%
Gap Inc.	25,650	976,752
GNC Holdings Inc., Class A Shares	10,100	516,211
Lowe’s Cos. Inc.	33,600	1,555,344
TJX Cos. Inc.	19,400	1,112,784

Total Specialty Retail		4,161,091

TOTAL CONSUMER DISCRETIONARY		20,470,033

CONSUMER STAPLES - 8.6%
Beverages - 0.9%
PepsiCo Inc.	14,900	1,197,364

Food & Staples Retailing - 4.4%
CVS Caremark Corp.	22,000	1,489,840
Distribuidora Internacional de Alimentacion SA	128,820	1,059,354	(a)
Koninklijke Ahold NV	57,864	964,731	(a)
Kroger Co.	29,800	1,075,780
Wal-Mart Stores Inc.	16,800	1,254,624

Total Food & Staples Retailing		5,844,329

Food Products - 0.7%
Archer-Daniels-Midland Co.	21,980	867,770

Household Products - 1.7%
Kimberly-Clark Corp.	5,500	601,535
Procter & Gamble Co.	11,630	891,091
Reckitt Benckiser Group PLC	10,713	802,526	(a)

Total Household Products		2,295,152

Tobacco - 0.9%
Altria Group Inc.	32,600	1,148,172

TOTAL CONSUMER STAPLES		11,352,787

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
ENERGY - 9.5%
Energy Equipment & Services - 0.9%
Core Laboratories NV	3,200	$572,544
Transocean Ltd.	13,925	602,674

Total Energy Equipment & Services		1,175,218

Oil, Gas & Consumable Fuels - 8.6%
China Petroleum & Chemical Corp., Class H Shares	956,000	751,128	(a)
Enerplus Corp.	32,400	586,473
Exxon Mobil Corp.	15,190	1,399,910
Gazprom OAO, ADR	76,199	628,260	(a)
Neste Oil OYJ	29,308	522,723	(a)
OMV AG	29,224	1,264,333	(a)
Phillips 66	15,130	1,105,852
Repsol YPF, SA	63,721	1,491,944	(a)
Rosneft Oil Co., GDR	123,772	848,552	(a)
Ultra Petroleum Corp.	38,100	912,495	*
Valero Energy Corp.	35,700	1,824,270

Total Oil, Gas & Consumable Fuels		11,335,940

TOTAL ENERGY		12,511,158

FINANCIALS - 19.4%
Capital Markets - 2.2%
Close Brothers Group PLC	65,535	1,426,528	(a)
Nomura Holdings Inc.	209,000	1,457,724	(a)

Total Capital Markets		2,884,252

Commercial Banks - 7.4%
Aozora Bank Ltd.	260,000	741,386	(a)
Bank of China Ltd., Class H Shares	2,087,000	875,523	(a)
China Construction Bank Corp., Class H Shares	505,000	347,042	(a)
China Merchants Bank Co., Ltd., Class H Shares	350,600	610,712	(a)
Credit Agricole SA	127,506	1,714,540	*(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	449,000	275,790	(a)
Mizuho Financial Group Inc.	645,500	1,360,598	(a)
National Bank of Canada	8,200	614,328
Nordea Bank AB	63,685	850,255	(a)
Oversea-Chinese Banking Corp. Ltd.	103,000	747,656	(a)
Sberbank of Russia, ADR	51,641	557,924	(a)
Sumitomo Mitsui Financial Group Inc.	23,600	1,091,775	(a)

Total Commercial Banks		9,787,529

Diversified Financial Services - 1.2%
JPMorgan Chase & Co.	28,900	1,599,904

Insurance - 8.0%
Allianz AG, Registered Shares	7,524	1,255,296	(a)
Allied World Assurance Co. Holdings AG	2,900	298,468
Allstate Corp.	27,300	1,397,760
American Financial Group Inc.	8,800	483,296
Assurant Inc.	8,300	542,405
AXA SA	48,324	1,268,292	(a)
Hannover Rueck SE	8,609	682,733	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,737,175	(a)
Prudential PLC	43,528	877,104	(a)
Swiss Re AG	13,078	1,129,334	*(a)
T&D Holdings Inc.	42,600	518,509	(a)
Validus Holdings Ltd.	8,500	305,320

Total Insurance		10,495,692

Real Estate Management & Development - 0.6%
China Overseas Land & Investment Ltd.	168,000	449,903	(a)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.6% (continued)
China Resources Land Ltd.	162,000	$381,948	(a)

Total Real Estate Management & Development		831,851

TOTAL FINANCIALS		25,599,228

HEALTH CARE - 10.0%
Biotechnology - 1.0%
Amgen Inc.	6,500	773,175
Celgene Corp.	3,660	556,064	*

Total Biotechnology		1,329,239

Health Care Equipment & Supplies - 0.6%
Medtronic Inc.	14,300	808,808

Health Care Providers & Services - 1.0%
McKesson Corp.	7,400	1,290,634

Pharmaceuticals - 7.4%
AbbVie Inc.	14,000	689,220
Bayer AG, Registered Shares	4,191	551,778	(a)
Jazz Pharmaceuticals PLC	7,960	1,207,213	*
Merck KGaA	5,440	843,437	(a)
Novo Nordisk A/S, Class B Shares	36,645	1,452,389	(a)
Questcor Pharmaceuticals Inc.	13,500	904,635
Roche Holding AG	7,903	2,171,777	(a)
Salix Pharmaceuticals Ltd.	10,620	1,033,751	*
Shire PLC	18,210	910,098	(a)

Total Pharmaceuticals		9,764,298

TOTAL HEALTH CARE		13,192,979

INDUSTRIALS - 12.9%
Aerospace & Defense - 7.5%
Alliant Techsystems Inc.	4,700	675,390
BAE Systems PLC	137,143	966,073	(a)
Boeing Co.	17,600	2,204,576
Lockheed Martin Corp.	14,200	2,142,922
Northrop Grumman Corp.	16,000	1,848,800
Raytheon Co.	21,300	2,024,991

Total Aerospace & Defense		9,862,752

Airlines - 0.8%
Alaska Air Group Inc.	13,700	1,083,259

Construction & Engineering - 0.3%
Vinci SA	5,651	369,190	(a)

Electrical Equipment - 0.4%
Emerson Electric Co.	7,800	514,332

Machinery - 0.9%
Duerr AG	14,120	1,188,824	(a)

Marine - 0.7%
AP Moller - Maersk A/S	79	879,680	(a)

Road & Rail - 1.8%
Central Japan Railway Co.	7,300	793,265	(a)
East Japan Railway Co.	21,500	1,604,385	(a)

Total Road & Rail		2,397,650

Trading Companies & Distributors - 0.5%
Itochu Corp.	55,300	672,202	(a)

TOTAL INDUSTRIALS		16,967,889

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 3.2%
Brocade Communications Systems Inc.	110,500	1,032,070	*
Cisco Systems Inc.	94,000	2,059,540

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
Communications Equipment - 3.2% (continued)
QUALCOMM Inc.	16,260	$1,206,817

Total Communications Equipment		4,298,427

Computers & Peripherals - 3.7%
Apple Inc.	5,500	2,753,300
SanDisk Corp.	10,200	709,410
Western Digital Corp.	16,300	1,404,571

Total Computers & Peripherals		4,867,281

Internet Software & Services - 0.5%
VeriSign Inc.	12,500	734,375	*

IT Services - 1.6%
Computer Sciences Corp.	11,000	664,510
MasterCard Inc., Class A Shares	14,000	1,059,520
Western Union Co.	22,800	351,120

Total IT Services		2,075,150

Semiconductors & Semiconductor Equipment - 2.2%
CoreLogic Inc.	20,400	649,740	*
Samsung Electronics Co., Ltd.	922	1,091,037	(a)
Texas Instruments Inc.	27,020	1,145,648

Total Semiconductors & Semiconductor Equipment		2,886,425

Software - 2.0%
Aspen Technology Inc.	35,160	1,602,241	*
Microsoft Corp.	16,023	606,471
Symantec Corp.	19,000	406,790

Total Software		2,615,502

TOTAL INFORMATION TECHNOLOGY		17,477,160

MATERIALS - 5.9%
Chemicals - 3.0%
Asahi Kasei Corp.	112,000	851,063	(a)
LyondellBasell Industries NV, Class A Shares	22,750	1,791,790
Nissan Chemical Industries Ltd.	34,500	489,503	(a)
PPG Industries Inc.	3,400	620,024
Yara International ASA	6,593	272,960	(a)

Total Chemicals		4,025,340

Containers & Packaging - 1.5%
Avery Dennison Corp.	16,560	815,911
Packaging Corp. of America	17,700	1,143,420

Total Containers & Packaging		1,959,331

Paper & Forest Products - 1.4%
International Paper Co.	15,540	741,880
Mondi PLC	70,919	1,074,356	(a)

Total Paper & Forest Products		1,816,236

TOTAL MATERIALS		7,800,907

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
BT Group PLC	203,544	1,282,857	(a)
Nippon Telegraph & Telephone Corp.	16,500	889,387	(a)
Verizon Communications Inc.	27,600	1,325,352

Total Diversified Telecommunication Services		3,497,596

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Series L Shares, ADR	31,100	661,186

TOTAL TELECOMMUNICATION SERVICES		4,158,782

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

SECURITY	SHARES	VALUE
UTILITIES - 1.4%
Gas Utilities - 0.4%
Tokyo Gas Co., Ltd.	118,000	$590,789	(a)

Multi-Utilities - 1.0%
GDF Suez	58,094	1,280,749	(a)

TOTAL UTILITIES		1,871,538

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $100,565,792)		131,402,461

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
Interest in $315,701,000 joint tri-party repurchase agreement dated 1/31/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $909,002; (Fully collateralized by various U.S. government obligations, 0.000% to 4.625% due 2/15/17 to 5/15/43; Market value - $935,600) (Cost - $909,000)	0.020%	2/3/14	$909,000	909,000

TOTAL INVESTMENTS - 100.2% (Cost - $101,474,792#)				132,311,461
Liabilities in Excess of Other Assets - (0.2)%				(296,755)

TOTAL NET ASSETS - 100.0%				$132,014,706

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2014

Summary of Investments by Country**

United States	53.9%
Japan	10.8
United Kingdom	7.6
Germany	4.7
France	3.5
China	2.8
Switzerland	2.5
Spain	1.9
Denmark	1.8
Russia	1.5
South Korea	1.3
Austria	1.0
South Africa	0.9
Canada	0.9
Netherlands	0.7
Ireland	0.7
Sweden	0.6
Singapore	0.6
Mexico	0.5
India	0.5
Finland	0.4
Norway	0.2
Short - Term Investments	0.7

100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2014 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks:†
Consumer discretionary	$11,762,219	$8,707,814	—	$20,470,033
Consumer staples	8,526,176	2,826,611	—	11,352,787
Energy	7,004,218	5,506,940	—	12,511,158
Financials	5,241,481	20,357,747	—	25,599,228
Health care	7,263,500	5,929,479	—	13,192,979
Industrials	10,494,270	6,473,619	—	16,967,889
Information technology	16,386,123	1,091,037	—	17,477,160
Materials	5,113,025	2,687,882	—	7,800,907
Telecommunication services	1,986,538	2,172,244	—	4,158,782
Utilities	—	1,871,538	—	1,871,538

Total long-term investments	$73,777,550	$57,624,911	—	$131,402,461

Short-term investments†	—	909,000	—	909,000

Total investments	$73,777,550	$58,533,911	—	$132,311,461

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2014, securities valued at $57,624,911 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$32,828,178
Gross unrealized depreciation	(1,991,509)

Net unrealized appreciation	$30,836,669

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2014, the Fund did not have any derivative instruments outstanding.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 25, 2014